Commitments and Contingent Liabilities (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jun. 15, 2023
Commitments and Contingent Liabilities [Line Items]
total Research and development amount	$ 766,000	$ 1,235,000	$ 1,727,000	$ 1,916,000	$ 3,708,000	$ 3,226,000
Interest rate					100.00%
Support grants terms					12 months
Total royalty payment amount					$ 5,800,000
Research and Development Arrangement [Member]
Commitments and Contingent Liabilities [Line Items]
total Research and development amount					5,800,000
Support Grants [Member]
Commitments and Contingent Liabilities [Line Items]
Total royalty payment amount					$ 6,400,000
Minimum [Member]
Commitments and Contingent Liabilities [Line Items]
Payments for royalties interest					3.00%
Maximum [Member]
Commitments and Contingent Liabilities [Line Items]
Payments for royalties interest					(5.00%)
MORINGA ACQUISITION CORP [Member]
Commitments and Contingent Liabilities [Line Items]
Additional fee payable percentage			3.50%
Additional fee payable			$ 4,025,000
Market value of securities							$ 35,000,000
Public Offering [Member] | MORINGA ACQUISITION CORP [Member]
Commitments and Contingent Liabilities [Line Items]
Additional fee payable percentage					3.50%
Additional fee payable					$ 4,025,000